Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Status Of The Company Plans
The status of the Company’s plans are as follows:

	U.S. Pension Benefit Plans		Non U.S. Pension Benefit Plans		Postretirement Health Care Benefits Plan
	2013	2012	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at January 1	$8,288	$6,986	$1,787	$1,588	$322	$450
Service cost	—	—	12	10	2	3
Interest cost	352	349	70	75	11	16
Plan amendments	—	—	—	—	—	(151)
Actuarial loss (gain)	(1,012)	1,277	95	103	(37)	24
Foreign exchange valuation adjustment	—	—	30	48	—	—
Employee contributions	—	—	2	2	—	—
Benefit payments	(311)	(324)	(41)	(39)	(20)	(20)
Benefit obligation at December 31	7,317	8,288	1,955	1,787	278	322
Change in plan assets:
Fair value at January 1	5,426	4,747	1,362	1,219	155	155
Return on plan assets	806	660	199	111	22	20
Company contributions	150	340	32	31	—	—
Employee contributions	—	—	2	2	—	—
Foreign exchange valuation adjustment	—	—	14	38	—	—
Benefit payments from plan assets	(311)	(321)	(41)	(39)	(16)	(20)
Fair value at December 31	6,071	5,426	1,568	1,362	161	155
Funded status of the plan	(1,246)	(2,862)	(387)	(425)	(117)	(167)
Unrecognized net loss	2,732	4,313	492	520	143	206
Unrecognized prior service benefit	—	—	(44)	(51)	(92)	(135)
Prepaid (accrued) pension cost	$1,486	$1,451	$61	$44	$(66)	$(96)
Components of prepaid (accrued) pension cost:
Non-current benefit liability	$(1,246)	$(2,862)	$(387)	$(425)	$(117)	$(167)
Deferred income taxes	1,002	1,592	33	41	19	26
Accumulated other comprehensive loss	1,730	2,721	415	428	32	45
Prepaid (accrued) pension cost	$1,486	$1,451	$61	$44	$(66)	$(96)

Weighted Average Actuarial Assumptions Used To Determine Costs For The Plans
Weighted average actuarial assumptions used to determine costs for the plans were as follows:

	U.S. Pension Benefit Plans		Non U.S. Pension Benefit Plans		Postretirement Health Care Benefits Plan
December 31	2013	2012	2013	2012	2013	2012
Discount rate	4.35%	5.10%	4.16%	4.61%	3.80%	4.75%
Investment return assumption	7.00%	8.25%	6.05%	6.24%	7.00%	8.25%

Weighted Average Actuarial Assumptions Used To Determine Benefit Obligations For The Plans
Weighted average actuarial assumptions used to determine benefit obligations for the plans were as follows:

	U.S. Pension Benefit Plans		Non U.S. Pension Benefit Plans		Postretirement Health Care Benefits Plan
December 31	2013	2012	2013	2012	2013	2012
Discount rate	5.15%	4.35%	4.14%	4.11%	4.65%	3.80%
Future compensation increase rate	n/a	n/a	2.57%	2.58%	n/a	n/a

Accumulated Benefit Obligations For The Plans
The accumulated benefit obligations for the plans were as follows:

	U.S. Pension Benefit Plans		Non U.S. Pension Benefit Plans
December 31	2013	2012	2013	2012
Accumulated benefit obligation	$7,317	$8,288	$1,950	$1,770

Plan Target and Actual Asset Allocation
The weighted-average asset allocations by asset categories for all pension and the Postretirement Health Care Benefits Plans were as follows:

	All Pension Benefit Plans		Postretirement Health Care Benefits Plan
December 31	2013	2012	2013	2012
Target Mix:
Equity securities	55%	64%	57%	65%
Fixed income securities	43%	35%	42%	34%
Cash and other investments	2%	1%	1%	1%
Actual Mix:
Equity securities	55%	64%	58%	64%
Fixed income securities	42%	34%	40%	32%
Cash and other investments	3%	2%	2%	4%

Expected Future Service Benefits Payments
The following benefit payments are expected to be paid:

Year	U.S. Pension Benefit Plans	Non U.S. Pension Benefit Plans	Postretirement Health Care Benefits Plan
2014	$286	$41	$25
2015	298	42	24
2016	312	43	23
2017	328	44	22
2018	347	46	21
2019-2023	2,097	245	96

All Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Benefit Plan Costs
The net periodic costs (benefit) for pension and Postretirement Health Care Benefits plans were as follows:

	U.S. Pension Benefit Plans			Non U.S. Pension Benefit Plans			Postretirement Health Care Benefits Plan
Years ended December 31	2013	2012	2011	2013	2012	2011	2013	2012	2011
Service cost	$—	$—	$—	$11	$10	$17	$2	$3	$4
Interest cost	352	349	344	70	75	72	11	16	22
Expected return on plan assets	(364)	(421)	(390)	(79)	(78)	(77)	(10)	(12)	(16)
Amortization of:
Unrecognized net loss	130	260	189	15	22	17	14	12	10
Unrecognized prior service benefit	—	—	—	(6)	(3)	(9)	(43)	(16)	—
Settlement/curtailment loss (gain)	—	—	8	—	—	(9)	—	—	—
Net periodic pension cost (benefit)	$118	$188	$151	$11	$26	$11	$(26)	$3	$20

Postretirement Health Care Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Affect Of One Percentage Point Change In Trend Rate On Accumulated Postretirement Benefit Obligation
Changing the health care trend rate by one percentage point would change the accumulated postretirement benefit obligation and the net Postretirement Health Care Benefits Plan benefits as follows:

	1% Point Increase	1% Point Decrease
Increase (decrease) in:
Accumulated postretirement benefit obligation	$1	$(1)
Net Postretirement Health Care Benefit Plan benefit	—	—